Condensed Consolidated Balance Sheets	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares
CURRENT ASSETS:
Cash	$ 602,737	$ 12,088	$ 21,085
GST tax receivable	8,383	5,302	2,950
Prepaid expenses - current portion	8,143,532	8,334,046
Other current assets	8,828	1,380	1,406
TOTAL CURRENT ASSETS	8,763,480	8,352,816	25,441
Deferred offering costs	15,000	291,773	27,117
Prepaid expenses - long-term portion	9,136,572	10,925,835
Security deposit - related party	1,986	1,971	2,008
Operating lease right-of-use assets, net - related party	56,279	59,413	17,799
Property and equipment, net	2,364
TOTAL ASSETS	17,975,681	19,631,808	72,365
CURRENT LIABILITIES:
Accounts payable	1,072,108	1,249,596	1,213,335
Accrued expenses and other payables	842,154	1,486,550	792,190
Accrued interest	150,443	190,795	94,612
Notes payable, net of discount		543,312	204,694
Convertible notes, net of discounts and including put premiums	106,968	537,921	399,325
Operating lease liability - related party, current portion	20,500	17,664
Embedded conversion option liabilities	167,878	403,892	133,886
Employee benefit liability	686,863	667,901	639,371
TOTAL CURRENT LIABILITIES	3,572,434	5,578,240	3,792,782
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount		105,627	58,642
Operating lease liability - long-term portion - related party	42,080	41,749
TOTAL NON-CURRENT LIABILITIES	42,080	147,376	58,642
TOTAL LIABILITIES	3,614,514	5,725,616	3,851,424
Commitments and Contingencies (See Note 9)
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock, $0.001 par value; 10,000,000,000 shares authorized;11,611,782 and 7,980 shares issued and outstanding as of June 30, 2025 and 2024, respectively	12,807	11,612	8
Common stock issuable (7,750 and 0 shares as of June 30, 2025 and 2024, respectively)	519	8
Additional paid-in capital	143,517,615	138,243,652	61,696,049
Accumulated other comprehensive income	1,335,961	1,318,917	1,269,581
Accumulated deficit	(130,459,258)	(125,621,520)	(66,698,220)
Treasury stock ($0.001 share)	$ (46,477)	$ (46,477)	$ (46,477)
Treasury stock price per share | $ / shares	$ 0.001	$ 0.001	$ 0.001
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	$ 14,361,167	$ 13,906,192	$ (3,779,059)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	17,975,681	19,631,808	72,365
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loan payable	65,280	65,280	145,091
Related Party [Member]
CURRENT ASSETS:
Operating lease right-of-use assets, net - related party	56,279	59,413	17,799
CURRENT LIABILITIES:
Loan payable	460,240	415,329	71,629
Operating lease liability - related party, current portion	20,500	17,664	19,362
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	0	105,627	58,642
Operating lease liability - long-term portion - related party	$ 42,080	41,749
Former Director [Member]
CURRENT LIABILITIES:
Loan payable			49,528
Due to former director - related party			$ 29,759